                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended   06/30/07
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  Vercingetorix
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Address: 365 Boston Post Road
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         Suite 210
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         Sudbury, MA 01776
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Form 13F File Number:  28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kevin Ford
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Title: Account Manager
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Phone: 212-713-9045
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Signature, Place, and Date of Signing:

/s/ Kevin Ford                     New York, NY                  08/10/07
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                            -------------
Form 13F Information Table Entry Total:
                                            -------------
Form 13F Information Table Value Total:
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                                             (thousands)


List of Other Included Managers:            _____________

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



      No.         Form 13F File Number               Name

      ___         28 - _______________               ____________________

6/30/2007
UBS SECURITIES LLC                                                             1

USD

ITEM1                         ITEM 2    ITEM 3       ITEM 4    ITEM 5       SOLE  ITEM 6                     ITEM 8
NAME OF ISSUER                TITLE     CUSIP        FAIR      SHARES       (A)   INVEST.    SHARED    SOLE  VOTING     NONE
                              OF        NUMBER       MKT       OR                 DISC.      OTHER     (A)   AUTHORITY   (C)
                              CLASS                  VALUE     PRINCIPAL          SHARED     (C)             SHARED
                                                               AMOUNT             (B)                        (B)
MTN GROUP LTD                 FSTK        6563206     3E+06    200000       N     X                    MEDI  200000          0    0
ACCESS INTEGRATED TECH INC    OTC EQ      4329108    802261     99167       N     X                    MEDI   99167          0    0
DOGAN YAYIN HLDGS             FSTK        B03MRH8     1E+06    260000       N     X                    MEDI  260000          0    0
CENTRAL EUROPEAN MEDIA        OTC EQ    G20045202     1E+07    141692       N     X                    MEDI  141692          0    0
COMCAST CORP-CL A             OTC EQ    20030N101     6E+06    227736       N     X                    MEDI  227736          0    0
LIBERTY GLOBAL INC            OTC EQ     5.31E+08     6E+06    140429       N     X                    MEDI  140429          0    0
LIBERTY GLOBAL INC            OTC EQ     5.31E+08     8E+06    190929       N     X                    MEDI  190929          0    0
LIBERTY MEDIA HLDG CORP       OTC EQ    53071M104    345892     15490       N     X                    MEDI   15490          0    0
MILLICOM INTERNATIONAL        OTC EQ    L6388F110     2E+07    259223       N     X                    MEDI  259223          0    0
ORBCOMM INC                   OTC EQ    68555P100     4E+06    260132       N     X                    MEDI  260132          0    0
ROGERS COMM INC CL B NON V    COMMON     7.75E+08     1E+07    226750       N     X                    MEDI  226750          0    0
TURKCELL ILETISIM             COMMON        9E+08     2E+06    115047       N     X                    MEDI  115047          0    0
TIME WARNER CABLE INC CL A    COMMON    88732J108     4E+06    103000       N     X                    MEDI  103000          0    0
TIME WARNER INC               COMMON     8.87E+08     3E+06    119933       N     X                    MEDI  119933          0    0
OPEN JOINT STOCK CO VIMPEL    COMMON    68370R109     5E+06     49900       N     X                    MEDI   49900          0    0
VIRGIN MEDIA INC              OTC EQ    92769L101     8E+06    332985       N     X                    MEDI  332985          0    0
VALUEVISION INTERNATIONAL     OTC EQ    92047K107     7E+06    610905       N     X                    MEDI  610905          0    0

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